UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: July 31, 2009

Item 1. Reports to Shareholders.

API MASTER ALLOCATION FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2009

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Dear Fellow Shareholders,

Enclosed is your semiannual report for the period ended July 31, 2009. Please carefully review this report, which includes fund commentary from the API Funds and Portfolios Annual Report dated May 31, 2009. That report includes the API Growth, Value, and Capital Income Funds, the portfolio holdings of the Master Allocation Fund.

The API Master Allocation Fund had a total return of 36.00% and 35.73% for the Class A and Class L shares, respectively, from its inception date of March 19, 2009 through July 31, 2009, compared to a return of 31.34%* for the MSCI World Index. While the results were solid, we must always be aware of a retracement as we build our recovery out of the worst recession in the past 70 years.

The last six months have been volatile ones in the financial markets. Systemic risk has begun to abate; we have seen encouraging signs that the investing environment has improved. However, the global economy must address a confluence of economic, political and market influences. This will take time, and trial and error. We would not be surprised if we see volatile sideways-moving markets for the next several years. Nonetheless, we are looking positively to the future. We believe that emotion-driven selling has created select opportunities for long-term investors across numerous asset classes. Many securities are trading at extremely attractive prices given their issuers’ underlying fundamentals.

For us, a long-term perspective means viewing the Fund as part-owner of a business. We focus our research efforts on the issues that would matter to a business owner: competitive position, management, growth prospects, and risks in relation to current valuation. We do not let short-term issues dictate our long-term strategy, though we do pay close attention to immediate risks. In the commentary of the May 31, 2009 Annual Report which follows, we highlighted how the fixed income and equity markets were affected during this period of extreme financial stress. Broadly speaking, the market was in its most fearful moments during the period of September 2008 through March 2009. It is very important for investors to gain from this experience and to always focus on the underlying investments they hold to make sure that they are not giving into fear and losing opportunity for full recovery.

The API Funds and Portfolios May 31, 2009 Annual Report:

MARKET CONDITIONS

The present time may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the housing market collapse and the ensuing credit crises swelled into an all-out global financial market meltdown. The collapse of storied financial firms, volatile swings in the world’s financial markets and unprecedented government actions, which included massive infusions of government funds to banks, insurance companies and the auto industry, all have made this period one for the history books.

*	March 31, 2009—July 31, 2009

Investor confidence plummeted as several financial institutions were forced into mergers, rescued by the government, or failed altogether, sparking a downward spiral in the financial markets that accelerated at an alarming pace. Government officials took unprecedented steps to fortify the precarious financial system; yet by the end of 2008, these efforts had seemingly brought little relief to the fear-driven markets. As we review the market returns for both the fixed income and equity categories during this period, we believe the financial markets found a bottom during the fourth quarter of 2008 and the first quarter of 2009.

United States (“U.S.”) gross domestic product (GDP) contracted at an annual rate of 6.3% in the 2008 fourth quarter - substantially below forecast and the worst reading since 1982. The Federal Reserve Board (the “Fed”) took forceful action to revive the global economy and financial system, including slashing the fed funds target rate from 3% to a record low range of 0% to 0.25%.

Risk aversion remained the dominant theme in fixed income markets, leading the Treasury sector to top all other asset classes. The high yield market was particularly hard hit in this environment, as economic turmoil, combined with frozen credit markets and substantial technical pressures, took a heavy toll.

The continued market volatility created some of the best buying opportunities in decades, as our Funds acquired strong companies at significant discounts to their long term earnings capabilities. The emphases on depressed market sectors that offer attractive risk-adjusted securities continue to be numerous.

As noted in the table below, performance of the funds compared favorably with broad global market indices. Of course past performance is never indicative of future returns.

Class A Shares	Fiscal Year Ended May 31, 2009	Six Months Ended May 31, 2009
Capital Income Fund	-32.93%	19.92%
Growth Fund	-41.06%	24.98%
Income Fund	-3.25%	29.38%
Multiple Index Fund	-43.21%	21.68%
Value Fund	-47.18%	15.08%

Market Indices
S&P 500 Index	-32.57%	4.05%
Dow Jones Industrial Average	-30.44%	-1.99%
Russell 2000 Index	-31.79%	7.02%
NASDAQ Composite Index	-29.66%	15.55%
Dow Jones World Stock Index	-34.16%	14.27%

ECONOMIC OVERVIEW

In response to this financial crisis, many governments and central banks have taken aggressive and unprecedented actions (in addition to more conventional measures, like easing monetary policy). Many central banks vastly expanded liquidity provisions and lender-of-last-resort facilities, allowing them to circumvent the ailing financial system in some instances and lend directly to businesses. Governments expanded deposit insurance, temporarily guaranteed bank debt, and established plans to buy some of the illiquid securities and take direct public capital positions in banks to allow encumbering financial firms to raise fresh private capital and banks to get back into the business of channeling credit to the economy.

While their coordinated efforts have the potential to help credit begin flowing again, it is likely to take time for the severely shaken confidence in the financial system to be restored, and for the root cause of the problem (the surplus of homes built on dubious credit and the home price bubble) to unwind. In the meantime, we believe economic activity is likely to deteriorate further. There are glimmers of hope, though. Policy makers have demonstrated a willingness to do whatever it takes to retain a considerable arsenal of ammunition (in the form of central bank liquidity and public funds deployment) to address the situation. Lower energy prices should help avert sharper declines in spending, and together with sluggish global demand that is increasing slack in labor and product markets, should cause inflation pressures to recede and allow central banks more latitude to ease monetary policy further.

We believe advanced economies around the world that are most exposed to the housing and credit situation are likely to continue to feel the effects of this crises most. This is not to say that emerging economies will escape unscathed. Economies around the globe stand to be impacted by weaker export demand and reduced capital inflows, but in varying degrees.

In the U.S., concerted steps by the Fed and U.S. government to ease monetary policy and provide temporary insurance programs for money funds, raise the insurance ceiling on bank deposits, guarantee bank debt, and obtain funding to inject capital into financial institutions and purchase distressed, illiquid assets should help restore confidence and reopen clogged arteries of credit to the economy.

GOING FORWARD

We expect that U.S. economic data may remain weak or even worsen in the near-term, but our long-term indicators are consistent with a recovery from the worst recession experienced in decades. Fortunately, the problems that created the credit crunch of 2008 are problems that will be solved in 2009 and beyond. Investors will no longer accept bonds that don’t pay interest or principle in return for their hard earned dollars. Credit bubbles burst and financial institutions go out of business and the good result is that we will go forward having learned a lesson that even the largest financial institutions can fail if improperly managed and regulated. Our goal is to find businesses that are growing both their profits and balance sheets. As of May 31, 2009, unemployment losses seemed to be decreasing, and conditions for a lasting recovery in the financial markets appear to have started in March. It should be noted that stock prices almost always bottom in the middle of a recessionary period, not at the end. Let’s hope it holds true this time around.

Our outlook remains cautious, and the unexpected volatility in commodities and bond markets may present further burden on the recovery process. We continue to expect a drawn out period of sub-trend economic growth, but that should limit the risk of inflation pass-through from oil and other commodities.

It is our commitment to you that we will always strive to be the most open-minded and inclusive managers within the fund industry. Our commitment stands today, as it has in the past, to reduce your risk and improve your performance over the long term. We are committed to providing our clients with world-class investment management through communication of both risk and returns.

Thank you for your continued confidence. We look forward to the future with your support.

Sincerely,

David D. Basten
President
Chief Investment Officer
Portfolio Manager

API MASTER ALLOCATION FUND

PORTFOLIO BREAKDOWN

The following chart shows the types of securities in the Fund’s portfolio at July 31, 2009 (as a percentage of total investments).

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2009

(Unaudited)

	Shares	Value
Growth Funds — 32.8%
API Efficient Frontier Growth Fund	564,709	$3,952,961

Income Funds — 32.7%
API Efficient Frontier Capital Income Fund	139,423	3,945,674

Value Funds — 32.6%
API Efficient Frontier Value Fund	425,894	3,926,743

Total Investments — 98.1% (cost $10,448,000)		11,825,378
Other Assets in Excess of Liabilities — 1.9%		224,081

Net Assets — 100.0%		$12,049,459

Cost for federal income tax purposes $10,448,000.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
Excess of value over tax cost	1,377,378

Excess of tax cost over value	—

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2009

(Unaudited)

Assets
Investments at value (identified cost of $10,448,000)	$11,825,378
Cash	51,269
Receivable for shareholder purchases	158,247
Other assets	38,304

Total assets	12,073,198

Liabilities
Accrued distribution fees	8,217
Accrued advisory fees	2,650
Other accrued expenses	12,872

Total liabilities	23,739

Net assets	$12,049,459

Shares of beneficial interest (unlimited number of no par value shares authorized) (Note 6)
Class A: Shares outstanding	91,791

Net asset value per share	$20.40

Maximum offering price per share	$21.64

Class L: Shares outstanding	499,968

Net asset value and offering price per share	$20.36

Net assets consist of
Paid-in capital	$10,764,763
Undistributed net investment income (loss)	(92,682)
Unrealized appreciation on investments	1,377,378

Net assets applicable to outstanding shares of beneficial interest	$12,049,459

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

STATEMENT OF OPERATIONS

Period Ended July 31, 2009

(Unaudited)

Investment income
Interest	$15

Total income	15

Expenses
Investment advisory fees	6,377
Distribution fees:
Class A	2,291
Class L	17,093
Transfer agent fees	15,633
Custodial fees	1,509
Professional fees	27,189
Registration fees	9,980
Trustee fees	237
Insurance	2,462
Shareholder reports	5,374
Miscellaneous	4,552

Total operating expenses	92,697

Net investment loss	(92,682)

Realized and unrealized gain on investments
Change in unrealized appreciation on investments	1,377,378

Net realized and unrealized gain on investments	1,377,378

Net increase in net assets resulting from operations	$1,284,696

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended July 31, 2009

(Unaudited)

Operations
Net investment loss	$(92,682)
Net change in unrealized appreciation on investments	1,377,378

Increase in net assets resulting from operations	1,284,696

Change in net assets from Fund share transactions:
Class A	1,513,144
Class L	9,251,619

Increase in net assets resulting from capital share transactions	10,764,763

Total increase in net assets	12,049,459
Net assets
Beginning of period	—

End of period	$12,049,459

Undistributed net investment income	$—

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A Shares (1)(2)
	For the Period Ended July 31, 2009 (Unaudited)
For a share outstanding throughout each period
Net asset value, beginning of period	$15.00

Income from investment operations
Net investment income (loss)	(0.26)
Net realized and unrealized gain on investments	5.66

Total income (loss) from investment operations	5.40

Net asset value, end of period	$20.40

Total return	36.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,872
Ratio of expenses to average net assets	3.91	%(3)
Ratio of net investment loss to average net assets	(3.91	)%(3)
Portfolio turnover rate	0%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L Shares (1)(2)
	For the Period Ended July 31, 2009 (Unaudited)
For a share outstanding throughout each period
Net asset value, beginning of period	$15.00

Income from investment operations
Net investment income (loss)	(0.30)
Net realized and unrealized gain on investments	5.66

Total income (loss) from investment operations	5.36

Net asset value, end of period	$20.36

Total return	35.73%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$10,177
Ratio of expenses to average net assets	4.41	%(3)
Ratio of net investment income to average net assets	(4.41	)%(3)
Portfolio turnover rate	0%

(1)	Per share information has been calculated using the average number of shares outstanding.

(2)	Commencement of operations was March 19, 2009.

(3)	Annualized

The accompanying notes are an integral part of these financial statements.

API MASTER ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2009

(Unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Master Allocation Fund (the “Fund”), a series of the Trust which began operations on March 19, 2009. The Fund offers Class A and Class L shares.

The Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, Yorktown Management & Research Company Inc., the Fund’s investment Adviser (the “Adviser”), seeks to achieve the Fund’s investment objective by investing Fund assets in a variety of equity and debt securities. The Adviser currently intends to invest Fund assets in the securities of other open-end mutual funds managed by the Adviser, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)

API MASTER ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s assets carried at fair value.

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$11,825,378
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$11,825,378

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management has determined the adoption of FSP 157-4 had no material impact on the Funds’ financial statements and related disclosures.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

API MASTER ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Fund currently offers Class A shares which include a maximum front-end sales charge (load) of 5.75%. Class A shares may be purchased without a front-end sales charge under certain circumstances.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities” (“FAS 161”) requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance and cash flows. Management has determined that FAS 161 had no material impact on the Funds’ financial statements and related disclosures.

Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“FAS 165”), was issued in May 2009. The Fund adopted FAS 165 which requires an entity to recognize in its financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, an entity will be required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, FAS 165 requires an entity to disclose the date through which subsequent events have been evaluated. The Fund has evaluated subsequent events through the issuance of its financial statements on September 25, 2009.

3.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Fund’s investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate of .30% of the Fund’s average daily net assets. For the period ended July 31, 2009, the Adviser received $6,377 in Advisory fees. In addition, the Adviser provides certain accounting and pricing services for the Funds for which the Adviser currently receives no compensation.

4.	Distribution Plan and Fees

The Trust has adopted a Rule 12b-1 Plan of Distribution for the Fund’s Class A and Class L shares providing for the payment of distribution and service fees to the Fund’s distributor. Class A shares pay a fee of 0.50% of Class A shares’ average daily net assets for distribution fees. Class L shares pay a fee of 1.00% of

API MASTER ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS, Continued

the Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

5.	Investment Activity

For the period ended July 31, 2009, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
$10,448,000	$—	$—	$—

6.	Fund Share Transactions

Share transactions for the period ended July 31, 2009 were as follows:

	Amount				Shares
	Sold	Reinvested From Distributions	Redeemed	Net Change	Sold	Reinvested From Distributions	Redeemed	Net Change
Class A	$1,515,144	—	$(2,000)	$1,513,144	91,902	—	(111)	91,791
Class L	9,306,480	—	(54,861)	9,251,619	502,921	—	(2,953)	499,968

At July 31, 2009, net assets per class consisted of the following:

Class A	$1,872,309
Class L	10,177,150

7.	Federal Income Tax Information

The Fund is a separate taxable entity and intends to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and

API MASTER ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS, Continued

excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders may be adjusted to reflect the tax character of permanent book/tax differences.

Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), provides guidance for all entities, including pass-through entities such as the Fund, on how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has determined the adoption of FIN 48 has no material impact on the Fund’s financial statements.

Expense Examples

As a shareholder in the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 19, 2009 to July 31, 2009.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 7/31/2009	Expenses Paid * During the Period	Annualized Expense Ratio
Master Allocation Fund
Class A				3.91%
Actual	1,000.00	1,360.00	17.07
Hypothetical (5% return before expenses)	1,000.00	1,004.03	14.49
Class L				4.41%
Actual	1,000.00	1,357.30	19.23
Hypothetical (5% return before expenses)	1,000.00	1,002.18	16.33

*	These calculations are based on expenses incurred in the most recent fiscal period. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days of operation during the most recent fiscal period (135) and divided by 365.

Other Information

Approval of the Investment Advisory Agreement

The Trust’s Board of Trustees (the “Board”), including the Independent Trustees, approved an investment advisory agreement (“Advisory Agreement”) with respect to the Fund at a meeting held on February 27, 2009. In approving the Advisory Agreement, the Board considered factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by the Advisor; (2) the Advisor’s research and investment process, personnel and operations; (3) the Advisor’s financial condition; (4) the level of the Fund’s management fee; (5) the anticipated effect of growth and size on the Fund’s performance and expenses, where applicable; (6) the Advisor’s estimated profitability under the Advisory Agreement; (7) “fall-out” benefits to the Advisor (i.e., ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust); and (8) possible conflicts of interest.

In this connection, the Board was provided with narrative summaries addressing key factors the Board customarily considers in evaluating the approval of investment management agreements. Each Trustee was also provided with a memorandum discussing the Board’s responsibilities.

At the meeting, a representative from the Advisor presented additional information to help the Board evaluate the Advisor’s fee and other aspects of the Advisory Agreement. Among other things, the representative presented an overview of the Advisor, including its history, track record and investment approach and processes. In addition, the representative also reviewed the Advisor’s personnel. The Board then discussed the written materials that the Board received before the meeting and the Advisor’s oral presentation, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

The Board, in examining the nature, extent and quality of the services to be provided by the Advisor to the Fund, recognized the Advisor’s experience in serving as an investment manager and noted that the Advisor has served in that capacity for the Trust for over 20 years. The Board noted the responsibilities that the Advisor has as investment manager to the Fund, including the provision of investment advice to the Fund, oversight of compliance with Fund policies and objectives, oversight of general Fund compliance with applicable law, and the implementation of Board directives as they relate to the Fund. The Board also reviewed information regarding the Advisor’s investment process and the qualifications and experience of each of the portfolio managers who provide services to the Fund.

Based on these considerations, the Board, including all of the Independent Trustees, concluded that: (1) the Fund was likely to benefit from the nature, extent and quality of the Advisor’s services based on its investment process, experience, personnel and operations; (2) the Advisor has the resources to provide the services and to carry out its responsibilities under the Advisory Agreement; (3) the Advisor’s compensation with respect to the Fund is fair and reasonable; and (4) the ancillary benefits to be realized by the Advisor from the Advisor’s relationship with the Trust were reasonable and fair. Based on the foregoing, the Board, including the Independent Trustees, approved the Advisory Agreement for the Fund.

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Fund’s portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Fund’s portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files the Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER SERVICES

API Funds

P.O. Box 6110

Indianapolis, IN 46206-6110

(888) 933-8274

For Overnight Deliveries:

API Funds

2960 N. Meridian Street

Suite 300

Indianapolis, IN 46208

EXECUTIVE OFFICES

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, Pennsylvania 19103

This report is submitted for the general

information of the shareholders of the Trust.

The report is not authorized for distribution to

prospective investors in the Trust unless preceded

or accompanied by an effective Prospectus.

www.apitrust.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a	)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a	)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a	)(3)	Not applicable to registrant.

(b	)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date: October 8, 2009

/s/ David D. Basten
David D. Basten President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 8, 2009

/s/ David D. Basten
David D. Basten President

Date: October 8, 2009

/s/ Charles D. Foster
Charles D. Foster Chief Financial Officer